Retirement Plans	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Retirement Plans

NOTE 15 - RETIREMENT PLANS

The Company sponsors a savings and retirement 401(k) plan, which covers all employees who meet certain eligibility requirements and who choose to participate in the plan. The matching contribution to the 401(k) plan was $734, $667 and $394 in 2016, 2015 and 2014, respectively. In conjunction with freezing the pension plan, as discussed below, the Company changed the matching contribution calculation from twenty-five percent of the first six percent of an employee’s contribution to 100% of an employee’s first three percent contributed and 50% of the next two percent contributed. This change took place on July 1, 2014.

The Company also sponsors a pension plan which is a noncontributory defined benefit retirement plan for all employees who have attained the age of 20 1⁄2, completed six months of service and work 1,000 or more hours per year. Annual payments, subject to the maximum amount deductible for federal income tax purposes, are made to a pension trust fund. In 2006, the Company amended the pension plan to provide that no employee could be added as a participant to the pension plan after December 31, 2006. In April 2014, the Company amended the pension plan again to provide that no additional benefits would accrue beyond April 30, 2014. This curtailment resulted in a $4,039 reduction to the projected benefit obligation in 2014. Also, the curtailment resulted in an increase in accumulated other comprehensive loss of $2,666 in 2014.

In October 2015, the Company, on behalf of it and its subsidiaries, entered into Pension Shortfall Agreements (the “Shortfall Agreements”) with ten employees of the Bank. When the Company ceased accruals to its defined benefit pension plan on April 30, 2014, the circumstances of some participants with limited periods until their anticipated retirement dates would not permit them to use other available alternatives to make up for the shortfall in their expected pension. The Company calculated the total amount of the shortfall for each of the referenced individuals after considering its contributions to other retirement benefits. Pension shortfall expense was $201 in 2016, $364 in 2015 and $222 in 2014. Included in pension shortfall expense was interest expense, totaling $11, $10 and $0 in 2016, 2015 and 2014, respectively, which was also recorded in and credited to the accounts of the ten individuals covered by this plan.

Information about the pension plan is as follows:

	2016	2015
Change in benefit obligation:
Beginning benefit obligation	$16,328	$16,953
Service cost	—	—
Interest cost	689	604
Curtailment gain	—	—
Settlement loss	51	117
Actuarial (gain)/loss	669	(6)
Benefits paid	(773)	(1,340)

Ending benefit obligation	16,964	16,328

Change in plan assets, at fair value:
Beginning plan assets	15,647	16,184
Actual return	802	129
Employer contribution	500	700
Benefits paid	(773)	(1,340)
Administrative expenses	(26)	(26)

Ending plan assets	16,150	15,647

Funded status at end of year	$(814)	$(681)

Amounts recognized in accumulated other comprehensive loss at December 31, consist of unrecognized actuarial loss of $4,345, net of $2,238 tax in 2016 and $4,049, net of $2,086 tax in 2015.

The accumulated benefit obligation for the defined benefit pension plan was $16,964 at December 31, 2016 and $16,328 at December 31, 2015.

The components of net periodic pension expense were as follows:

	2016	2015	2014
Service cost	$—	$—	$306
Interest cost	689	604	639
Expected return on plan assets	(1,090)	(1,088)	(1,021)
Net amortization and deferral	326	270	334

Net periodic pension cost (benefit)	$(75)	$(214)	$258

Net loss (gain) recognized in other comprehensive loss	$448	$412	$(1,228)
Total recognized in net periodic benefit cost and other comprehensive loss (before tax)	$373	$198	$(970)

The estimated net loss for the defined benefit pension plan that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year is $380.

The weighted average assumptions used to determine benefit obligations at year-end were as follows:

	2016	2015	2014
Discount rate on benefit obligation	4.00%	4.16%	3.69%
Long-term rate of return on plan assets	7.00%	7.00%	7.00%
Rate of compensation increase	0.00%	0.00%	0.00%

The weighted average assumptions used to determine net periodic pension cost were as follows:

	2016	2015	2014
Discount rate on benefit obligation	4.16%	3.69%	4.38%
Long-term rate of return on plan assets	7.00%	7.00%	7.00%
Rate of compensation increase	0.00%	0.00%	3.00%

The Company uses long-term market rates to determine the discount rate on the benefit obligation. Declines in the discount rate lead to increases in the actuarial loss related to the benefit obligation.

The expectation for long-term rate of return on the pension assets and the expected rate of compensation increases are reviewed periodically by management in consultation with outside actuaries and primary investment consultants. Factors considered in setting and adjusting these rates are historic and projected rates of return on the portfolio and historic and estimated rates of increases of compensation. Since the pension plan is frozen, the rate of compensation increase used to determine the benefit obligation for 2016, 2015 and 2014 was zero.

The Company’s pension plan asset allocation at year-end 2016 and 2015 and target allocation for 2017 by asset category are as follows:

		Percentage of Plan
	Target	Assets
	Allocation	at Year-end
Asset Category	2017	2016	2015
Equity securities	20-50%	47.5%	48.2%
Debt securities	30-60	52.1	47.0
Money market funds	20-30	0.4	4.8

Total		100.0%	100.0%

The Company developed the pension plan investment policies and strategies for plan assets with its pension management firm. The assets are currently invested in four diversified investment funds, which include two equity funds, one money market fund and one bond fund. The long-term guidelines from above were created to maximize the return on portfolio assets while reducing the risk of the portfolio. The management firm may allocate assets among the separate accounts within the established long-term guidelines. Transfers among these accounts will be at the management firm’s discretion based on their investment outlook and the investment strategies that are outlined at periodic meetings with the Company. The expected long-term rate of return on the plan assets was 7.00% in 2016 and 2015. This return is based on the expected return for each of the asset categories, weighted based on the target allocation for each class.

Although the plan is frozen, the Company expects to make a $500 contribution to its pension plan in 2017. Employer contributions totaled $500 in 2016. A decrease contributions and increases in plan assets and the benefit obligation led to a change in funded status from $(681) at December 31, 2015 to $(814) at December 31, 2016.

The following tables set forth by level, within the fair value hierarchy, the pension plan’s assets at fair value as of December 31, 2016 and 2015:

	December 31, 2016
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$—	$64	$—	$64
Bond mutual funds	23	—	—	23
Common/collective trust:
Bonds	8,390	—	—	8,390
Equities	5,593	—	—	5,593
Equity market funds:
International	399	—	—	399
Large cap	1,023	—	—	1,023
Mid cap	282	—	—	282
Small cap	376	—	—	376

Total assets at fair value	$16,086	$64	$—	$16,150

	December 31, 2015
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$—	$94	$—	$94
Bond mutual funds	23	—	—	23
Common/collective trust:
Bonds	7,338	—	—	7,338
Equities	6,315	—	—	6,315
Equity market funds:
International	357	—	—	357
Large cap	1,155	—	—	1,155
Mid cap	242	—	—	242
Small cap	123	—	—	123

Total assets at fair value	$15,553	$94	$—	$15,647

Investment in equity securities, debt securities, money market funds and mutual funds are valued at the closing price reported on the active market on which the individual securities are traded.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Pension Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Expected benefit payments, which reflect expected future service, are as follows:

2017	$2,526
2018	442
2019	1,240
2020	753
2021	917
2022 through 2024	5,279

Total	$11,157

Supplemental Retirement Plan

Civista established a supplemental retirement plan (“SERP”) in 2013, which covers key members of management. Under the SERP, participants will receive annually, following retirement, a percentage of their base compensations at the time of their retirement for a maximum of ten years. The SERP liability recorded at December 31, 2016, was $1,984, compared to $1,775 at December 31, 2015. The expense related to the SERP was $243, $299 and $398 for 2016, 2015 and 2014, respectively. Distributions to participants made in 2016 totaled $34. Distributions to participants made in 2015 totaled $22.